CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT	Additional paid-in capital CNY (¥)	Subscription receivable CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total shareholders' deficit attributable to Cloopen Group Holding Limited CNY (¥)	Total shareholders' deficit attributable to Cloopen Group Holding Limited USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Class A ordinary shares CNY (¥) shares	Class A ordinary shares USD ($) shares	Class B ordinary Shares CNY (¥) shares	Class B ordinary Shares USD ($) shares	CNY (¥)	USD ($)
Balance as of beginning of year at Dec. 31, 2017		¥ (23,219,901)	¥ 2,127,717		¥ (617,135,467)		¥ (638,170,784)		¥ 10,302,025		¥ 23,519		¥ 33,348		¥ (627,868,759)
Balance as of beginning of year (in shares) at Dec. 31, 2017 | shares													55,957,962	55,957,962
Balance as of beginning of year (in shares) at Dec. 31, 2017 | shares											34,724,614	34,724,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in the ownership interest in the subsidiaries	¥ 597,565						597,565		(597,565)
Net loss					(139,245,427)		(139,245,427)		(16,219,821)						(155,465,248)
Share-based compensation	6,792,679						6,792,679								6,792,679
Accretion of Redeemable Convertible Preferred Shares	(7,390,244)				(99,476,909)		(106,867,153)								(106,867,153)
Foreign currency translation adjustment, net of nil income taxes			(59,487,926)				(59,487,926)		20,429						(59,467,497)
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes			366,453				366,453		239,812						606,265
Less: reclassification adjustment for gain on short-term investments and available-for-sale debt securities realized in net income, net of nil income taxes			(233,467)				(233,467)		(151,155)						(384,622)
Balance as of end of year at Dec. 31, 2018		(23,219,901)	(57,227,223)		(855,857,803)		(936,248,060)		(6,406,275)		¥ 23,519		¥ 33,348		(942,654,335)
Balance as of end of year (in shares) at Dec. 31, 2018 | shares													55,957,962	55,957,962
Balance as of end of year (in shares) at Dec. 31, 2018 | shares											34,724,614	34,724,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in the ownership interest in the subsidiaries	1,104,816						1,104,816		738,001						1,842,817
Inducement cost	4,768,612						4,768,612								4,768,612
Net loss					(174,801,783)		(174,801,783)		(8,692,578)						(183,494,361)
Share-based compensation	27,454,903						27,454,903								27,454,903
Accretion of Redeemable Convertible Preferred Shares	(31,118,699)				(109,913,244)		(141,031,943)								(141,031,943)
Foreign currency translation adjustment, net of nil income taxes			(15,325,783)				(15,325,783)		20,187						(15,305,596)
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes			76,276				76,276		44,724						121,000
Less: reclassification adjustment for gain on short-term investments and available-for-sale debt securities realized in net income, net of nil income taxes			(71,919)				(71,919)		(42,273)						(114,192)
Balance as of end of year at Dec. 31, 2019		(23,219,901)	(72,548,649)		(1,140,572,830)		(1,236,284,513)		(15,814,216)		¥ 23,519		¥ 33,348		(1,252,098,729)
Balance as of end of year (in shares) at Dec. 31, 2019 | shares											24,869,721	24,869,721	55,957,962	55,957,962
Balance as of end of year (in shares) at Dec. 31, 2019 | shares											34,724,614	34,724,614	55,957,962	55,957,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to Baiyi's noncontrolling interest shareholders as share based compensation	33,950,732						33,953,355				¥ 2,623				33,953,355
Issuance of ordinary shares to Baiyi's noncontrolling interest shareholders as share based compensation (in shares) | shares											3,706,745	3,706,745
Purchase of the non-controlling interests of the Group's subsidiaries	35,255,509						35,253,059		(19,160,340)		¥ (2,450)				(16,092,719)
Purchase of the non-controlling interests of the Group's subsidiaries (in shares) | shares											3,501,087	3,501,087
Receipt of subscription receivables		1,045					1,045								1,045
Change in the ownership interest in the subsidiaries	831,703						831,703		(6,816,700)						(5,984,997)
Net loss					(492,181,896)		(492,181,896)		(7,657,769)						(499,839,665)	$ (76,603,781)
Share-based compensation	59,896,889	¥ 23,218,856					83,115,745								83,115,745
Accretion of Redeemable Convertible Preferred Shares	¥ (57,760,409)				(3,269,819,549)		(3,327,579,958)								(3,327,579,958)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders					(12,070,034)		(12,070,034)								(12,070,034)	(1,849,814)
Foreign currency translation adjustment, net of nil income taxes			271,921,523				271,921,523		(159,426)						271,762,097	41,649,364
Unrealized holding gain on short-term investments and availableforsale debt securities, net of nil income taxes			9,307,147				9,307,147		4,021						9,311,168	1,426,999
Less: reclassification adjustment for gain on short-term investments and available-for-sale debt securities realized in net income, net of nil income taxes			(7,803)				(7,803)		(4,389)						(12,192)	(1,869)
Balance as of end of year at Dec. 31, 2020			¥ 208,672,218	$ 31,980,417	¥ (4,914,644,309)	$ (753,202,193)	¥ (4,705,910,151)	$ (721,212,283)	¥ 2,345,261	$ 359,427	¥ 28,592	$ 4,382	¥ 33,348	$ 5,111	¥ (4,703,564,890)	$ (720,852,856)
Balance as of end of year (in shares) at Dec. 31, 2020 | shares											34,795,851	34,795,851	55,957,962	55,957,962
Balance as of end of year (in shares) at Dec. 31, 2020 | shares											41,932,446	41,932,446	55,957,962	55,957,962